Income tax expense - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (benefit) expense related to prior years	$ (1,298)	$ 926	$ (90)
Increase (decrease) in deferred tax liability (asset)	708	26,049	$ 0
PY Amended Return
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in deferred tax liability (asset)	446	$ 2,783
State Income Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (benefit) expense related to prior years	(890)
Other Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (benefit) expense related to prior years	(259)
Prior Years Tax Liability Adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (benefit) expense related to prior years	(149)
Prior Year Tax Benefit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax (benefit) expense related to prior years	$ (1,149)
Minimum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	13.65%	13.70%	13.68%
Maximum
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	21.00%	21.00%	21.00%
Weighted Average
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted average tax rate	13.10%	13.40%	13.80%